LONG-TERM DEBT AND LIQUIDITY (Details) $ in Thousands					3 Months Ended	6 Months Ended
		Mar. 29, 2019 USD ($)	Feb. 12, 2019 USD ($) Vessel	Dec. 01, 2017 USD ($) Building	Sep. 19, 2019 USD ($)	Jun. 30, 2019 USD ($) Vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2012 USD ($)
Contractual Obligation [Abstract]
July 1, 2019 - June 30, 2020						$ 23,056
July 1, 2020 - June 30, 2021						23,086
July 1, 2021 - June 30, 2022						23,445
July 1, 2022 - June 30, 2023						23,820
July 1, 2023 - June 30, 2024						247,165
More than 5 years						82,747
Total						$ 423,319
Maximum [Member]
Liquidity Outlook [Abstract]
At-the-market Offering of Common Stock		$ 40,000
Revolving Credit Facility [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity								$ 500,000	$ 430,000
Deferred financing costs							$ 1,700	$ 4,600
Drawn amount							313,400
Repayment of debt			$ 313,400
Senior Secured Credit Facility [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity			306,100
Maturity date						Feb. 28, 2024
Deferred financing costs			13,000
Deferred finance costs, non-cash portion			$ 6,100
Drawn amount						$ 299,700
Repayment of debt						$ 6,400
Number of vessels delivered | Vessel			3
Debt instrument term						5 years
Loan amortizing, maturity period						20 years
Discretionary excess cash mechanism for the lender that equals to net earnings from collateral vessels			50.00%
Debt covenants, minimum liquidity			$ 30,000
Debt covenants percentage in loan-to-vessel ratio			70.00%
Contractual Obligation [Abstract]
July 1, 2019 - June 30, 2020	[1]					$ 15,598
July 1, 2020 - June 30, 2021	[1]					15,305
July 1, 2021 - June 30, 2022	[1]					15,305
July 1, 2022 - June 30, 2023	[1]					15,305
July 1, 2023 - June 30, 2024	[1]					238,232
More than 5 years	[1]					0
Total	[1]					299,745
Senior Secured Credit Facility [Member] | Forecast [Member]
Line of Credit Facility [Abstract]
Drawn amount					$ 296,800
Repayment of debt					$ 2,900
Financing of 2018 New buildings [Member]
Line of Credit Facility [Abstract]
Deferred financing costs						2,300
Drawn amount						$ 123,600	$ 127,100
Number of new buildings | Building				3
Financing of outstanding commitments per ship				$ 39,000
Percentage of purchase price expected to pay by lending provider				77.50%
Proceeds from vessel financing				$ 12,500
Term of bareboat charter agreement						10 years
Obligation to purchase the vessels				$ 13,600
First flexibility period to purchase the vessels						60 months
Second flexibility period to purchase the vessels						84 months
Interest rate				7.28%
Minimum value adjusted equity				$ 175,000
Minimum value adjusted equity ratio				25.00%
Minimum liquidity value				$ 20,000
Number of vessels delivered | Vessel						3
Contractual Obligation [Abstract]
July 1, 2019 - June 30, 2020	[2]					$ 7,458
July 1, 2020 - June 30, 2021	[2]					7,781
July 1, 2021 - June 30, 2022	[2]					8,140
July 1, 2022 - June 30, 2023	[2]					8,515
July 1, 2023 - June 30, 2024	[2]					8,933
More than 5 years	[2]					82,747
Total	[2]					$ 123,574

[1]	Refers to obligation to repay indebtness outstanding as of June 30, 2019 under the Senior Secured Credit Facility
[2]	Refers to obligation to repay indebtness outstanding as of June 30, 2019 for three vessels delivered in 2018